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                                  VALUE LINE, INC.

                                220 East 42nd Street
                          New York, New York  10017-5891
                   Phone:  (212) 907-1500 / Fax:  (212) 818-9747




                                                  August 1, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:  Value Line U.S. Multinational Company Fund, Inc.
               File #33-60829
               Rule 497(j)
               ------------------------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                                  Very truly yours,

                                                  /s/ Peter D. Lowenstein

                                                  Peter D. Lowenstein
                                                  Legal Counsel

PDL:psp


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